Schedule of Operating Lease Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Remainder of fiscal year	$ 213
Year one	870	641
Year Two	896	660
Year Three	194	679
Year Four	127	123
Year Five		127
Thereafter	669	669
Total future minimum lease payments	2,969	2,899
Less amounts representing interests	(438)	(501)
Present value of lease liability	2,531	2,398
Current-portion of operating lease liability	720	500	$ 403
Long-term portion operating lease liability	$ 1,811	$ 1,898	$ 1,477